UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22657

PSG CAPITAL MANAGEMENT TRUST

(Exact Name of Registrant as Specified in Charter)

8161 Maple Lawn Boulevard

Suite 400

Maple Lawn, MD  20759

(Address of Principal Executive Offices)(Zip Code)

Registrant’s Telephone Number, including Area Code: (301) 543-6000

Paracorp Incorporated

2140 S. Dupont Highway

Camden, DE  19934

(Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser, Thompson Hine LLP

41 S. High Street, Suite 1700

Columbus, Ohio  43215

Date of fiscal year end: March 31st

Date of reporting period: December 31, 2016

ITEM 1. SCHEDULE OF INVESTMENTS.

	PSG Tactical Growth Fund
	Schedule of Investments
	December 31, 2016 (Unaudited)

Shares		Value

COMMON STOCK - 44.83%

Agricultural Chemicals - 2.29%
6,000	Mosaic Co.	$ 175,980
10,891	Potash Corp. of Saskatchewan, Inc.	197,018
		372,998
Cable & Other Pay Television Services - 2.85%
6,767	SoftBank Corp. ADR *	223,514
8,873	Twenty-First Century Fox, Inc. *	241,789
		465,303
Computer Communications Equipment - 0.97%
5,258	Cisco Systems, Inc.	158,897

Crude Petroleum & Natural Gas - 0.77%
119	California Resources Corp. *	2,534
2,413	Total SA ADR	122,991
		125,525
Electronic & Other Electrical Equipment (No Computer Equipment) - 1.94%
10,007	General Electric Co. (a)	316,221

Electronic Computers - 1.72%
2,427	Apple, Inc.	281,095

Fire, Marine & Casualty Insurance - 6.62%
529	Alleghany Corp. (a) *	321,695
5,698	American International Group, Inc. (a)	372,136
401	Fairfax Financial Holdings, Ltd. (a) *	195,167
4,087	Loews Corp.	191,394
		1,080,392
Food & Kindred Products- 2.10%
7,743	Mondelez International, Inc.	343,247

Insurance Agents, Brokers & Services - 1.62%
292	Markel Corp. *	264,114

Lumber & Wood Products ( No Furniture) - 2.48%
17,390	Leucadia National Corp.	404,318

Motor Vehicles & Passenger Car Bodies - 1.44%

6,724	General Motor Co. (a)	234,264

National Commercial Banks - 1.96%
7,091	Bank of America Corp. (a)	156,711
2,746	Citigroup, Inc.	163,195
		319,906
Petroleum Refining - 3.97%
9,497	BP Plc ADR	354,998
10,506	PBF Energy, Inc.	292,907
		647,905
Pharmaceutical Preparations - 2.27%
1,206	Allergan, Plc. *	253,272
6,520	Depomed, Inc. *	117,490
		370,762
Plastic Materials, Synth Resins & Nonvulcan Elastomers - 1.00%
2,843	The Dow Chemical Co. (a)	162,676

Railroads, Line-Haul Operating - 0.98%
4,431	CSX Corp.	159,206

Retail-Auto Dealers & Gasoline Stations - 1.01%
2,566	CarMax, Inc. *	165,225

Retail-Department Stores - 1.09%
4,952	Macy's, Inc. (a)	177,331

Semiconductors & Related Devices - 0.42%
700	NXP Semiconductors NV *	68,607

Services-Business Services - 3.08%
730	Alliance Data Systems Corp.	166,805
4,458	PayPal Holdings, Inc. (a) *	175,957
7,366	The Western Union Co. (a)	159,990
		502,752
Services-Computer Processing & Data Preparation - 1.47%
7,067	Sohu.com, Inc. *	239,501

Services-Misc Health & Allied Services, NEC - 0.98%
2,502	DaVita Healthcare Partners, Inc. *	160,628

Surety Insurance - 0.50%
4,500	Radian Group, Inc.	80,910

Surgical & Medical Instruments & Apparatus - 1.29%
4,760	Baxter International, Inc.	211,058

TOTAL FOR COMMON STOCK (Cost $6,190,006) - 44.83%		7,312,841

CLOSED-END FUNDS - 12.51%
12,579	AllianceBernstein Global High Income Fund	158,118
12,579	Avenue Income Credit Strategies Fund (a)	168,948
15,591	BlackRock Corporate High Yield Fund, Inc.	168,850
10,222	BlackRock Muli-Sector Income Trust	168,458
10,667	Blackstone/GSO Strategic Credit Fund	163,632
16,640	Eaton Vance Limited Duration Income Fund	228,301
7,885	John Hancock Preferred Income Fund II	159,672
19,712	Nuveen Preferred Income Opportunities Fund	193,966
11,612	PIMCO Dynamic Credit Income Fund	234,795
5,555	PIMCO Dynamic Income Fund	153,874
25,560	PIMCO Income Strategy Fund II	242,564

TOTAL FOR CLOSED-END FUNDS (Cost $1,939,000) - 12.51%		2,041,178

CORPORATE BONDS - 2.52%
Bituminous Coal & Lignite Surface Mining - 0.75%
125,000	CONSOL Energy, Inc., 5.875%, 04/15/22	122,500

Crude Petroleum & Natural Gas - 0.46%
70,000	Chesapeake Energy Corp., 8.00%, 12/15/22	75,513

Radio Broadcasting Stations - 0.48%
50,000	iHeart Communications, Inc. 9.00%, 03/01/21	37,000
50,000	iHeart Communications, Inc. 9.00%, 12/15/19	40,875
		77,875
Telephone Communications (No Radio Telephone) - 0.83%
137,000	Sprint Capital Corp. 6.875%, 11/15/28	135,287

TOTAL FOR CORPORATE BONDS (Cost $453,374) - 2.52%		411,175

EXCHANGE TRADED FUNDS - 25.43%

2,000	Energy Select Sector SPDR ETF	150,640
2,625	iShares Barclays 20+ Year Treasury Bond ETF	312,716
5,090	iShares MSCI Brazil Capped EFT	169,701
16,869	iShares MSCI Emerging Markets Index ETF	590,584
3,617	iShares MSCI Emerging Markets Small Cap ETF	146,271
12,586	iShares MSCI Germany ETF	333,277
5,670	iShares MSCI India ETF	152,013
6,459	iShares MSCI Indonesia ETF	155,856
4,807	iShares MSCI Russia Capped ETF	161,131
3,005	iShares MSCI South Korea Capped ETF	159,926
19,647	iShares Silver Trust ETF *	296,866
21,431	Market Vectors Junior Gold Miners ETF	676,148
4,419	SPDR Gold Trust ETF (a) *	484,366
7,235	WisdomTree Japan Hedged Equity Fund ETF	358,422

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $4,312,207) - 25.43%		4,147,917

EXCHANGE TRADED NOTES - 1.97%
10,166	JPMorgan Alerian MLP ETN	321,347

TOTAL FOR EXCHANGE TRADED NOTES (Cost $348,502) - 1.97%		321,347

PREFERRED - 6.80%
Electric Service - 0.30%
1,980	PPL Capital Funding, Inc., Series B, 5.90%, 4/30/73	49,500

National Commercial Banks - 1.31%
4,338	First Horizon National Corp. PFD, Series A, 6.20%, Perpetual 4/10/18	108,176
2,943	Wells Fargo & Co. PFD, Series J, 8.00%, 12/31/49	77,783
1,050	Zions Bancorp PFD, Series G, 6.30%, Perpetual 3/15/23	28,025
		213,984
Real Estate Investment Trusts - 5.18%
8,322	AGNC Investment Corp., 7.75%, 12/31/49	208,882
3,000	Annaly Capital Management, Inc., 7.625%, 12/31/49	72,300
1,000	NorthStar Realty Finance Corp. Series D, 8.50%	25,470
21,292	Vereit, Inc., Series F, 6.70%, 12/31/49	538,475
		845,127

TOTAL FOR PREFERRED (Cost $1,071,917) - 6.80%		1,108,611

REAL ESTATE INVESTMENT TRUST - 2.51%
6,530	American Capital Agency Corp.	118,389
1,424	American Tower Corp.	150,488
14,094	Annaly Capital Management, Inc.	140,517

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $370,860) - 2.51%		409,394

SHORT TERM INVESTMENTS - 6.73%
1,098,441	Fidelity Institutional Treasury Only Money Market Fund Class I 0.43% ** (Cost $1,098,441)	1,098,441

TOTAL FOR SHORT TERM INVESTMENTS (Cost $1,325,244) - 6.73%		1,098,441

TOTAL INVESTMENTS (Cost $15,784,307) *** - 103.30%		16,850,904

LIABILITIES IN EXCESS OF OTHER ASSETS - (3.30%)		(538,143)

NET ASSETS - 100.00%		$ 16,312,761

ADR - American Depositary Receipt
* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at June 30, 2014.

*** At December 31, 2016, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $15,784,307 amounted to $781,329 which consisted of aggregate gross unrealized appreciation of $1,664,510 and aggregate gross unrealized depreciation of $883,181.

(a) All or a portion of this security is held as collateral for securities sold short.

	PSG Tactical Growth Fund
	Schedule of Securities Sold Short
	December 31, 2016 (Unaudited)

Shares		Value

COMMON STOCK
Services-Business Services, NEC - 0.66%
1,027	Athenahealth, Inc. *	108,009

Services-Prepackaged Software - 1.39%
10,649	Changyou.com, Ltd. *	225,972

Telegraph & Other Message Communications - 0.50%
1,000	j2 Global, Inc.	81,800

TOTAL FOR COMMON STOCK (Cost $428,723)		415,781

EXCHANGE TRADED FUNDS
6,332	iShares Russell 2000 Index ETF (a)	853,870
3,139	PowerShares QQQ ETF(a)	371,909
2,484	SPDR S&P 500 Index ETF (a)	555,249

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $1,479,616)		1,781,028

TOTAL FOR SECURITIES SOLD SHORT (Cost $1,908,339)		$ 2,196,809

	PSG Tactical Growth Fund
	Notes to Financial Statements
	December 31, 2016 (Unaudited)

1. SECURITY TRANSACTIONS

At December 31, 2016, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $15,784,307 amounted to $781,329 which consisted of aggregate gross unrealized appreciation of $1,664,510 and aggregate gross unrealized depreciation of $883,181.

2. SECURITIES VALUATIONS

All investments in securities are recorded at their estimated fair value. The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$7,312,841	$0	$0	$7,312,841
Closed End Funds	$2,041,178	$0	$0	$2,041,178
Corporate Bonds	$0	$411,175	$0	$411,175
Exchange Traded Funds	$4,147,917	$0	$0	$4,147,917
Exchange Traded Notes	$321,347	$0	$0	$321,347
Preferred Stocks	$1,108,611	$0	$0	$1,108,611
Real Estate Investment Trusts	$409,394	$0	$0	$409,394
Cash Equivalents	$1,098,441	$0	$0	$1,098,441
Total	$16,439,729	$411,175	$0	$16,850,904

Valuation Inputs of Securities Sold Short	Level 1	Level 2	Level 3	Total
Common Stock	$415,781	$0	$0	$415,781
Exchange Traded funds	$2,196,809	$0	$0	$2,196,809
Total	$2,196,809	$0	$0	$2,196,809

ITEM 2. CONTROLS AND PROCEDURES.

a)

The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as conducted within 90 days of the filing of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s most recent fiscal quarter that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PSG CAPITAL MANAGEMENT TRUST

By:

/s/ Robert H. Carson

Robert H. Carson

Trustee, President and Principal Executive Officer

Date March 1, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ Jonathan V. Gordani

Jonathan V. Gordani

Trustee, Treasurer and Principal Financial Officer

Date March 1, 2017